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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number: 811-07717
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                  TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
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               (Exact name of registrant as specified in charter)

        570 Carillon Parkway, St. Petersburg, Florida             33716
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               (Address of principal executive offices)        (Zip code)

       Dennis P. Gallagher, P.O. Box 9012, Clearwater, Florida 33758-9771
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (727) 299-1800

Date of fiscal year end: December 31
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Date of reporting period: July 1, 2008 - June 30, 2009
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*******************************FORM N-Px REPORT *******************************

ICA File Number: 811-07717
Reporting Period: 07/01/2008 - 06/30/2009
Transamerica Asset Allocation Variable Funds




Transamerica Asset Allocation - Short Horizon Subaccount
Transamerica Asset Allocation - Intermediate Horizon Subaccount
Transamerica Asset Allocation - Intermediate/Long Horizon Subaccount

The above funds are "funds-of-funds" which are, indirectly, fully invested in various funds listed under the filing for Transamerica Partners Portfolios. To view each underlying portfolio's voting record for the reporting period, please refer to the Form N-PX filed August 28, 2009 for Transamerica Partners Portfolios, Investment Company Act # 811-08272 (CIK # 0000917153).

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                                    TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
                                    -------------------------------------------
                                                   (Registrant)


                                    By: /s/ John K. Carter
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                                    John K. Carter
                                    President and Chief Executive Officer

                                    Date:        August 28, 2009
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